UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wallington Asset Management, LLC
Address:    8900 Keystone Crossing, Suite 1015
            Indianapolis, IN  46240

Form 13F File Number:  028-12973

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Enrique Rendon
Title:      Chief Compliance Officer
Phone:      317-575-8670

Signature, Place, and Date of Signing:

     /s/ Enrique Rendon             Indianapolis, IN          November 3, 2010
     ----------------------         ----------------         ------------------
          [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          173

Form 13F Information Table Value Total:      179,876
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                          VALUE     SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  NONE
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  -----
3M Company                     COM             88579Y101    3995     46077   SH             Sole                46077
A F L A C Inc.                 COM             001055102    3596     69534   SH             Sole                69534
ALTRIA GROUP INC               COM             02209s103       2       100   SH             Sole                  100
AT&T Inc.                      COM             00206R102    4321    151101   SH             Sole               151101
AXA SA ADR                     COM             054536107      15       850   SH             Sole                  850
Abbott Laboratories            COM             002824100      40       760   SH             Sole                  760
Adobe Systems Inc.             COM             00724F101      14       525   SH             Sole                  525
Alcoa Inc.                     COM             013817101       5       400   SH             Sole                  400
Allegheny Energy Inc.          COM             017361106      61      2500   SH             Sole                 2500
Allstate Corp                  COM             020002101      10       306   SH             Sole                  306
American Express Co.           COM             025816109      27       654   SH             Sole                  654
American Tower Corporation     COM             029912201    1874     36550   SH             Sole                36550
Ameriprise Financial Inc.      COM             03076C106       2        50   SH             Sole                   50
Amgen Inc.                     COM             031162100    3265     59246   SH             Sole                59246
Anglo American PLC - Unsponsor COM             03485P201      43      2184   SH             Sole                 2184
Anglogold Ashanti Ltd New ADR  COM             035128206      18       400   SH             Sole                  400
Apple Inc.                     COM             037833100      11        40   SH             Sole                   40
Archer-Daniels-Midland Co.     COM             039483102      19       600   SH             Sole                  600
Arrow Finl Corp Com            COM             042744102      56      2249   SH             Sole                 2249
Automatic Data Processing Inc. COM             053015103      17       400   SH             Sole                  400
BNP Paribas ADR                COM             05565A202      18       500   SH             Sole                  500
Bank of America Corp.          COM             060505104      19      1424   SH             Sole                 1424
Bank of New York Co., Inc.     COM             064058100       6       241   SH             Sole                  241
Baxter International Inc.      COM             071813109    1742     36506   SH             Sole                36506
Berkshire Hathaway Inc. Class  COM             084670702      70       842   SH             Sole                  842
Biogen Idec Inc.               COM             09062X103       2        27   SH             Sole                   27
Boeing Co.                     COM             097023105     603      9064   SH             Sole                 9064
Bristol-Myers Squibb Co.       COM             110122108    3599    132764   SH             Sole               132764
CBS Corp                       COM             124857202      18      1129   SH             Sole                 1129
CVS/Caremark Corp.             COM             126650100    4019    127717   SH             Sole               127717
Cameron International Corp.    COM             13342b105    2679     62350   SH             Sole                62350
Canadian Natural Resources Ltd COM             136385101     263      7600   SH             Sole                 7600
Caterpillar Inc.               COM             149123101     145      1840   SH             Sole                 1840
Cenovus Energy Inc.            COM             15135U109    1527     53078   SH             Sole                53078
Chevron Corp.(formerly Chevron COM             166764100      97      1198   SH             Sole                 1198
Chiquita Brands International, COM             170032809       0         7   SH             Sole                    7
Cisco Systems Inc.             COM             17275R102    3648    166566   SH             Sole               166566
Coach, Inc.                    COM             189754104    4684    109030   SH             Sole               109030
Colgate Palmolive Co.          COM             194162103    5683     73941   SH             Sole                73941
Comcast Corp. New Class A      COM             20030n101     165      9126   SH             Sole                 9126
Computer Associates Intl       COM             12673P105      54      2571   SH             Sole                 2571
ConocoPhillips                 COM             20825C104    1750     30474   SH             Sole                30474
CORN PRODUCTS INTL INC         COM             219023108       4       100   SH             Sole                  100
Corning Inc.                   COM             219350105       5       300   SH             Sole                  300
Covidien Plc.                  COM             G2554F105     272      6775   SH             Sole                 6775
Crane Corp.                    COM             224399105      46      1200   SH             Sole                 1200
C T I GROUP HOLDINGS INC       COM             126431105       1     31570   SH             Sole                31570
Cubic Corporation              COM             229669106      49      1208   SH             Sole                 1208
Cummins Inc.                   COM             231021106     254      2800   SH             Sole                 2800
Cytec Industries, Inc.         COM             232820100      24       426   SH             Sole                  426
Danaher Corp.                  COM             235851102      11       280   SH             Sole                  280
DELL INC                       COM             24702R101       8       650   SH             Sole                  650
Devon Energy Corp. New         COM             25179M103       5        75   SH             Sole                   75
Directv Group Inc.             COM             25459L106      38       905   SH             Sole                  905
Disney (Walt)                  COM             254687106    4972    150219   SH             Sole               150219
Dover Corp.                    COM             260003108    3408     65270   SH             Sole                65270
Dow Chemical                   COM             260543103      33      1200   SH             Sole                 1200
D P L INC                      COM             233293109       3       100   SH             Sole                  100
Duke Energy Holding Corp.      COM             26441C105      13       733   SH             Sole                  733
E M C Corp.-Mass               COM             268648102    4897    241091   SH             Sole               241091
Edison International           COM             281020107      31       900   SH             Sole                  900
Electronic Arts                COM             285512109       2       122   SH             Sole                  122
Eli Lilly & Co.                COM             532457108     337      9229   SH             Sole                 9229
EnCana Corp.                   COM             292505104    1697     56138   SH             Sole                56138
Express Scripts Inc.           COM             302182100      12       250   SH             Sole                  250
Exxon Mobil Corp.              COM             30231G102    4332     70115   SH             Sole                70115
Fiserv Inc.                    COM             337738108       9       170   SH             Sole                  170
Freeport-McMoran Copper & Gold COM             35671D857       5        55   SH             Sole                   55
General Dynamics Corp.         COM             369550108      31       500   SH             Sole                  500
General Electric Co.           COM             369604103    1618     99580   SH             Sole                99580
General Mills                  COM             370334104     110      3000   SH             Sole                 3000
Goldman Sachs Group Inc.       COM             38141G104    2648     18312   SH             Sole                18312
Groupe Bruxelles Lambert       COM             012729626      75       900   SH             Sole                  900
Halliburton Co. Holding Co.    COM             406216101      10       290   SH             Sole                  290
Hanesbrands, Inc.              COM             410345102     170      6565   SH             Sole                 6565
Hanover Ins Group Inc Com      COM             410867105      14       304   SH             Sole                  304
Harley Davidson Inc.           COM             412822108       2        60   SH             Sole                   60
Hartford Financial Services Gr COM             416515104      50      2164   SH             Sole                 2164
Heartland Partners L.P.        COM             422357103       0        50   SH             Sole                   50
Hewlett-Packard Co.            COM             428236103    3014     71633   SH             Sole                71633
Home Depot Inc.                COM             437076102    4023    126986   SH             Sole               126986
Honda Motor Co. Ltd. ADR       COM             438128308      30       850   SH             Sole                  850
Honeywell International, Inc.  COM             438516106    3788     86207   SH             Sole                86207
HUNTINGTON BANCSHS INC         COM             446150104       1       100   SH             Sole                  100
ITT Industries Inc.            COM             450911102     101      2164   SH             Sole                 2164
Idex Corp.                     COM             45167R104      64      1800   SH             Sole                 1800
Illinois Tool Works, Inc.      COM             452308109       9       200   SH             Sole                  200
Intel Corp.                    COM             458140100    2491    129753   SH             Sole               129753
International Business Machine COM             459200101    5449     40620   SH             Sole                40620
J.P. Morgan Chase & Co.        COM             46625H100      46      1197   SH             Sole                 1197
Johnson & Johnson              COM             478160104    3642     58772   SH             Sole                58772
Kellogg Co                     COM             487836108     111      2200   SH             Sole                 2200
Kimberly-Clark Corp.           COM             494368103    4800     73792   SH             Sole                73792
Kohls Corporation              COM             500255104    3187     60505   SH             Sole                60505
Korea Electric Power Corp. ADR COM             500631106      35      2700   SH             Sole                 2700
Legg Mason Inc.                COM             524901105       2        60   SH             Sole                   60
Lincoln National Corp.-Ind     COM             534187109       2        70   SH             Sole                   70
Linear Technology Corp.        COM             535678106       9       300   SH             Sole                  300
Lowe's Companies Inc.          COM             548661107       2       110   SH             Sole                  110
M&F Worldwide Corporation      COM             552541104       8       319   SH             Sole                  319
Manpower Inc.                  COM             56418H100       5       105   SH             Sole                  105
Manulife Finl Corp             COM             56501R106      30      2368   SH             Sole                 2368
Marathon Oil Corp. (formerly U COM             565849106      46      1400   SH             Sole                 1400
MARSHALL & ILSLEY CP NEW       COM             571837103       1       100   SH             Sole                  100
Martin Marietta Materials Inc. COM             573284106      54       700   SH             Sole                  700
McCormick & Co.                COM             579780206      84      2000   SH             Sole                 2000
McGraw-Hill Cos., Inc.         COM             580645109    3686    111500   SH             Sole               111500
MeadWestvaco Corp.             COM             583334107     262     10734   SH             Sole                10734
Medco Health Solutions, Inc.   COM             58405U102      61      1170   SH             Sole                 1170
Medtronic Inc.                 COM             585055106    2995     89203   SH             Sole                89203
Merck & Company Inc.           COM             58933Y105     131      3549   SH             Sole                 3549
Metlife, Inc.                  COM             59156R108    1816     47222   SH             Sole                47222
Microsoft Corp.                COM             594918104    4267    174239   SH             Sole               174239
NIKE, Inc. 'B'                 COM             654106103     128      1600   SH             Sole                 1600
NV Energy, Inc. fka Sierra Pac COM             67073Y106      39      3000   SH             Sole                 3000
National Oilwell Varco, Inc.   COM             637071101    4551    102344   SH             Sole               102344
News Corporation               COM             65248E104     155     11870   SH             Sole                11870
Nokia Corp. ADR                COM             654902204       5       460   SH             Sole                  460
Norfolk Southern Corp.         COM             655844108       5        81   SH             Sole                   81
Omnicom Group                  COM             681919106    3333     84430   SH             Sole                84430
Oneok Inc New                  COM             682680103       9       200   SH             Sole                  200
Oracle Corp.                   COM             68389X105    4458    166032   SH             Sole               166032
Pepsico, Inc.                  COM             713448108    5896     88735   SH             Sole                88735
Pfizer, Inc.                   COM             717081103      14       788   SH             Sole                  788
Plum Creek Timber Co. Inc.     COM             729251108      35      1000   SH             Sole                 1000
Praxair Inc.                   COM             74005P104    3761     41666   SH             Sole                41666
Procter & Gamble Co.           COM             742718109      55       920   SH             Sole                  920
PROSPECT CAPITAL CORP          COM             74348T102       0        19   SH             Sole                   19
Prudential Financial Inc.      COM             744320102    2849     52588   SH             Sole                52588
QEP Resources, Inc.            COM             74733V100    1856     61582   SH             Sole                61582
Questar Corp.                  COM             748356102    1095     62472   SH             Sole                62472
Rayonier Inc.                  COM             754907103      89      1770   SH             Sole                 1770
Raytheon Company               COM             755111507     172      3760   SH             Sole                 3760
Rio Tinto PLC ADR              COM             767204100      26       440   SH             Sole                  440
Roche Holdings, Ltd. ADR       COM             771195104    2580     75141   SH             Sole                75141
ROCKY MTN CHOC FACTORY         COM             774678403       1       100   SH             Sole                  100
Royal Dutch Shell plc Class A  COM             780259206      60      1000   SH             Sole                 1000
Ryder Systems Inc.             COM             783549108      31       729   SH             Sole                  729
Schlumberger Ltd.              COM             806857108     123      2000   SH             Sole                 2000
Sherwin Williams Co.           COM             824348106      68       910   SH             Sole                  910
St. Jude Medical Inc.          COM             790849103      46      1165   SH             Sole                 1165
Standard & Poor's Depositary R COM             78462F103     382      3350   SH             Sole                 3350
STANDARD REGISTER CO           COM             853887107       2       600   SH             Sole                  600
Starwood Hotels & Resorts Worl COM             85590A401      52       993   SH             Sole                  993
TJX Companies                  COM             872540109      20       447   SH             Sole                  447
TMX Group Inc.                 COM             87261x108      50      1625   SH             Sole                 1625
Target Corp.                   COM             87612E106      25       475   SH             Sole                  475
Teva Pharmaceutical ADR        COM             881624209    3042     57670   SH             Sole                57670
Texas Instruments Inc.         COM             882508104      23       856   SH             Sole                  856
Thermo Fisher Scientific Inc.  COM             883556102       6       115   SH             Sole                  115
Transocean, Ltd.               COM             H8817H100     219      3401   SH             Sole                 3401
Tyco International, Ltd.       COM             h89128104     225      6132   SH             Sole                 6132
United Parcel Service, Inc. Cl COM             911312106       7       100   SH             Sole                  100
United States Steel Corp.      COM             912909108       4       100   SH             Sole                  100
United Technologies Corp.      COM             913017109    4740     66542   SH             Sole                66542
V F Corp.                      COM             918204108    2676     33030   SH             Sole                33030
Valero Energy Corp. new        COM             91913Y100       2       110   SH             Sole                  110
Vanguard Consumer Staples ETF  COM             92204A207      78      1107   SH             Sole                 1107
Varian Medical Systems         COM             92220P105      60      1000   SH             Sole                 1000
Vectren Corporation            COM             92240G101      26      1000   SH             Sole                 1000
Viacom Inc. Class B            COM             92553p201      41      1129   SH             Sole                 1129
Wal-Mart Stores Inc.           COM             931142103      39       725   SH             Sole                  725
Waste Management, Inc.         COM             94106L109       4       120   SH             Sole                  120
Wells Fargo & Co.              COM             949746101    1212     48251   SH             Sole                48251
WENDYS ARBYS GROUP INC         COM             950587105       1       140   SH             Sole                  140
Zimmer Holdings, Inc.          COM             98956P102       4        75   SH             Sole                   75
iShares S&P 500 Growth Index F COM             464287309      84      1421   SH             Sole                 1421
SPDR Gold Trust                ETF             78463v107    8760     68482   SH             Sole                68482
iShares MSCI EAFE Index        ETF             464287465    6598    120142   SH             Sole               120142
iShares MSCI Emerging Markets  ETF             464287234     946     21127   SH             Sole                21127
iShares Russell 1000 Growth In ETF             464287614      10       200   SH             Sole                  200
iShares Russell 1000 Value Ind ETF             464287598       9       150   SH             Sole                  150
iShares Russell 2000 Index Fun ETF             464287655    1459     21613   SH             Sole                21613